Portfolio of Investments – as of March 31, 2024 (Unaudited)
Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 92.7% of Net Assets
	Australia — 1.2%
63,087	Stockland	$199,347
	Belgium — 5.0%
9,948	KBC Group NV	745,822
4,196	Umicore SA	90,464
		836,286
	Canada — 2.3%
4,887	Shopify, Inc., Class A(a)	377,130
	Denmark — 8.3%
6,526	Novo Nordisk AS, Class B	837,112
19,656	Vestas Wind Systems AS(a)	548,276
		1,385,388
	France — 13.6%
3,045	Air Liquide SA	633,508
24,214	Credit Agricole SA	361,223
7,212	Dassault Systemes SE	319,255
1,610	EssilorLuxottica SA	364,200
1,241	L'Oreal SA	587,702
		2,265,888
	Germany — 8.1%
4,137	SAP SE	805,552
4,533	Symrise AG	542,649
		1,348,201
	Hong Kong — 1.9%
47,316	AIA Group Ltd.	318,275
	Ireland — 5.3%
6,497	Kingspan Group PLC	591,723
6,402	Smurfit Kappa Group PLC	291,905
		883,628
	Japan — 12.4%
2,900	Kao Corp.	108,368
33,300	Kubota Corp.	522,468
14,848	Sekisui House Ltd.	338,203
2,000	Shimano, Inc.	297,527
12,038	Takeda Pharmaceutical Co. Ltd.	334,823
19,200	Terumo Corp.	351,334
5,400	West Japan Railway Co.	112,537
		2,065,260
	Netherlands — 8.2%
302	Adyen NV(a)	510,119
891	ASML Holding NV	863,790
		1,373,909
Shares	Description	Value (†)
	Norway — 0.4%
5,871	Telenor ASA	$65,299
	Spain — 3.6%
47,954	Iberdrola SA	595,606
	Switzerland — 2.5%
722	Geberit AG, (Registered)	426,690
	Taiwan — 4.6%
5,653	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	769,091
	United Kingdom — 14.1%
1,139	AstraZeneca PLC	153,018
6,849	Croda International PLC	423,785
14,629	Halma PLC	436,827
21,994	Land Securities Group PLC	182,681
178,621	Legal & General Group PLC	573,851
7,668	RELX PLC	330,686
5,245	Unilever PLC	263,389
		2,364,237
	United States — 1.2%
2,126	Sanofi SA	206,827
	Total Common Stocks (Identified Cost $14,751,295)	15,481,062

Principal Amount
Short-Term Investments — 5.7%
$947,410	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $947,779 on 4/01/2024 collateralized by $1,041,800 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $966,416 including accrued interest(b) (Identified Cost $947,410)	947,410
	Total Investments — 98.4% (Identified Cost $15,698,705)	16,428,472
	Other assets less liabilities — 1.6%	273,227
	Net Assets — 100.0%	$16,701,699

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$199,347	$ —	$199,347
Belgium	—	836,286	—	836,286
Denmark	—	1,385,388	—	1,385,388
France	—	2,265,888	—	2,265,888
Germany	—	1,348,201	—	1,348,201
Hong Kong	—	318,275	—	318,275
Ireland	—	883,628	—	883,628
Japan	—	2,065,260	—	2,065,260
Netherlands	—	1,373,909	—	1,373,909
Spain	—	595,606	—	595,606
Switzerland	—	426,690	—	426,690
United Kingdom	—	2,364,237	—	2,364,237
United States	—	206,827	—	206,827
All Other Common Stocks(a)	1,211,520	—	—	1,211,520
Total Common Stocks	1,211,520	14,269,542	—	15,481,062
Short-Term Investments	—	947,410	—	947,410
Total Investments	$1,211,520	$15,216,952	$—	$16,428,472

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2024 (Unaudited)
Chemicals	10.1%
Semiconductors & Semiconductor Equipment	9.8
Pharmaceuticals	9.1
Software	6.7
Banks	6.7
Building Products	6.0
Personal Care Products	5.8
Insurance	5.3
Health Care Equipment & Supplies	4.3
Electric Utilities	3.6
Electrical Equipment	3.3
Machinery	3.1
Financial Services	3.0
Electronic Equipment, Instruments & Components	2.6
Diversified REITs	2.3
IT Services	2.3
Household Durables	2.0
Professional Services	2.0
Other Investments, less than 2% each	4.7
Short-Term Investments	5.7
Total Investments	98.4
Other assets less liabilities	1.6
Net Assets	100.0%

Currency Exposure Summary at March 31, 2024 (Unaudited)
Euro	46.6%
United States Dollar	12.6
British Pound	12.5
Japanese Yen	12.4
Danish Krone	8.3
Swiss Franc	2.5
Other, less than 2% each	3.5
Total Investments	98.4
Other assets less liabilities	1.6
Net Assets	100.0%